Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
YieldMax(TM) AI & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Class Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Trading Symbol	GPTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ AI & Tech Portfolio Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/gpty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$2	0.99%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 15,667,000
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$15,667
Number of Holdings	67
Portfolio Turnover	35%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
C3.ai, Inc.	11.7
NVIDIA Corp.	10.5
Apple, Inc.	5.4
Tesla, Inc.	4.9
Advanced Micro Devices, Inc.	4.8
Broadcom, Inc.	4.6
International Business Machines Corp.	3.5
Salesforce, Inc.	3.2
Amazon.com, Inc.	3.1
QUALCOMM, Inc.	3.1

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Class Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Trading Symbol	LFGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/lfgy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$5	0.99%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 50,927,000
Holdings Count | Holdings	127
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$50,927
Number of Holdings	127
Portfolio Turnover	35%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Coinbase Global, Inc. - Class A	16.0
MicroStrategy, Inc. - Class A	15.2
Hut 8 Corp.	5.5
MARA Holdings, Inc. - Expiration: 02/07/25; Exercise: $7.50	4.7
Cleanspark, Inc. - Expiration: 02/07/25; Exercise: $5.50	4.0
iShares Bitcoin Trust ETF - Expiration: 02/07/25; Exercise: $30.00	3.9
NU Holdings, Ltd. - Class A	3.8
MercadoLibre, Inc.	3.5
Riot Platforms, Inc. - Expiration: 02/07/25; Exercise: $5.00	3.4
Opera, Ltd.	3.4

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
YieldMax(TM) Dorsey Wright Featured 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Trading Symbol	FEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/feat/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$4	0.29%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 15,115,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$15,115
Number of Holdings	6
Portfolio Turnover	7%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Holdings	(% of Total Net Assets)
Yieldmax Meta Option Income Strategy ETF	21.1
YieldMax NFLX Option Income Strategy ETF	20.9
YieldMax COIN Option Income Strategy ETF	19.9
YieldMax MSTR Option Income Strategy ETF	19.1
Yieldmax Tsla Option Income ETF	9.7

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Trading Symbol	FIVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/fivy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$4	0.29%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 11,852,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$11,852
Number of Holdings	11
Portfolio Turnover	15%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Yieldmax Meta Option Income Strategy ETF	12.4
YieldMax NFLX Option Income Strategy ETF	12.3
YieldMax COIN Option Income Strategy ETF	11.7
YieldMax MSTR Option Income Strategy ETF	11.2
Yieldmax Tsla Option Income ETF	9.7
Meta Platforms, Inc. - Class A	9.2
Netflix, Inc.	8.6
Coinbase Global, Inc. - Class A	8.5
MicroStrategy, Inc. - Class A	8.2
Tesla, Inc.	7.4

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Big 50 Option Income ETF
Class Name	YieldMax™ Target 12 Big 50 Option Income ETF
Trading Symbol	BIGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/bigy/
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 7,603,000
Holdings Count | Holdings	107
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$7,603
Number of Holdings	107
Portfolio Turnover	31%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	10.7
Microsoft Corp.	9.3
Alphabet, Inc. - Class A	7.2
Broadcom, Inc.	3.3
Eli Lilly & Co.	3.1
Tesla, Inc.	2.7
NVIDIA Corp. - Expiration: 02/07/25; Exercise: $80.00	2.6
Amazon.com, Inc. - Expiration: 02/07/25; Exercise: $150.00	2.3
Walmart, Inc.	2.3
JPMorgan Chase & Co.	2.1

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Class Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Trading Symbol	SOXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/soxy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$16	0.99%

The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 4,968,000
Holdings Count | Holdings	99
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$4,968
Number of Holdings	99
Portfolio Turnover	3%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	16.4
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	12.9
ARM Holdings PLC	5.1
QUALCOMM, Inc.	4.3
Applied Materials, Inc.	4.1
Texas Instruments, Inc.	3.9
Analog Devices, Inc.	3.5
Broadcom, Inc. - Expiration: 02/07/25; Exercise: $140.00	3.3
Marvell Technology, Inc.	3.0
Advanced Micro Devices, Inc.	3.0

Material Fund Change Adviser [Text Block]

How has the Fund changed?

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”). ZEGA served as the subadviser to the YieldMax™ ETFs.In connection with this transaction, ZEGA has ceased operations as a registered investment adviser and resigned as sub-adviser for the YieldMax™ ETFs in which the Funds may invest. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the YieldMax™ ETFs, now as employees of the Adviser. There are no portfolio manager changes for the YieldMax™ ETFs and no changes to any of their investment objectives, principal investment strategies, or fees.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.